Note 9 - Accrued Expenses (Details) - Accrued Expenses	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Accrued Payroll [Member] USD ($)	Dec. 31, 2014 Accrued Payroll [Member] CNY	Dec. 31, 2013 Accrued Payroll [Member] CNY	Dec. 31, 2013 Accrued Rental Fee [Member] CNY	Dec. 31, 2014 Accrued Audit Fee [Member] USD ($)	Dec. 31, 2014 Accrued Audit Fee [Member] CNY	Dec. 31, 2013 Accrued Audit Fee [Member] CNY	Dec. 31, 2014 Other Accruals [Member] USD ($)	Dec. 31, 2014 Other Accruals [Member] CNY	Dec. 31, 2013 Other Accruals [Member] CNY
Note 9 - Accrued Expenses (Details) - Accrued Expenses [Line Items]
Accrued Expense	$ 3,978,589	24,685,555	22,237,200	$ 3,476,251	21,568,749	17,958,706	100,000	$ 225,446	1,398,800	1,290,000	$ 276,892	1,718,006	2,888,494